CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Products	$ 111,750	$ 103,651	$ 135,802
Services	25,482	23,839	20,025
Total revenues	137,232	127,490	155,827
Cost of revenues:
Products	51,996	48,371	59,917
Services	6,568	5,923	4,228
Total cost of revenues	58,564	54,294	64,145
Gross profit	78,668	73,196	91,682
Operating expenses:
Research and development, net	28,194	28,677	32,150
Selling and marketing	39,279	40,040	43,248
General and administrative	8,456	8,214	9,028
Total operating expenses	75,929	76,931	84,426
Operating income (loss)	2,739	(3,735)	7,256
Financial income , net	96	453	423
Income (loss) before taxes on income	2,835	(3,282)	7,679
Income tax benefit (expense), net	1,404	(541)	(238)
Equity in losses of an affiliated company	(21)	(354)	(277)
Net income (loss)	$ 4,218	$ (4,177)	$ 7,164
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.11	$ (0.11)	$ 0.17
Diluted (in dollars per share)	$ 0.11	$ (0.11)	$ 0.17
Weighted average number of shares used in per share computations of earnings (loss):
Basic (in shares)	38,241,258	39,125,129	41,437,927
Diluted (in shares)	39,096,758	39,125,129	41,935,097